Other non-current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Deferred revenue	$ 10.3				$ 19.9
Derivative instruments - payable	1.1				2.3
Non-current tax liabilities	6.7				0.0
Other	0.1				0.0
Total non-current liabilities	$ 18.2	$ 14.7	$ 17.9	$ 19.6	$ 22.2	[1]	$ 42.4

[1]	Refer to "Note 27 - Restatement of previously issued financial statements".